Cover Page                                                                497(d)
                                                                       333-17669

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The Equitable Life Assurance Society of the United States

SUPPLEMENT DATED AUGUST 15, 2003 TO THE MAY 1, 2003 PROSPECTUSES AND SUPPLEMENT TO PROSPECTUSES FOR:
IL Protector(R)
Incentive Life(SM) 2000
Champion 2000
Incentive Life(SM)
Incentive Life Plus(R)
Survivorship 2000(SM)

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This Supplement modifies certain information in the above-referenced
Prospectuses and Supplements to Prospectuses, (as previously supplemented) dated May 1, 2003 (together the "Prospectuses").

Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. You should keep this Supplement with your Prospectus and any previous Prospectus Supplements. We will send you another copy of any Prospectus or Supplement, without charge, upon request.

A. CHANGES TO VARIABLE INVESTMENT OPTIONS AND NEW VARIABLE INVESTMENT OPTIONS

1. The following paragraph is added as the second paragraph under "About the Portfolios of the Trusts" in each May 1, 2003 Prospectus Supplement:

    Certain EQ Advisors Trust portfolios available through variable investment options under your policy were the subject of a plan of reorganization pursuant to which all of the assets and liabilities of each affected portfolio were transferred to a newly created portfolio of the AXA Premier VIP Trust. The transactions were effective on or about August 15, 2003, pursuant to a shareholder vote. The affected portfolios are the AXA Premier VIP Aggressive Equity Portfolio (formerly EQ/Aggressive Stock), AXA Premier VIP High Yield Portfolio (formerly EQ/High Yield), and the AXA Moderate Allocation Portfolio (formerly EQ/Balanced). Information about these portfolios is set forth below. The names of the corresponding variable investment options have been changed to reflect the new portfolio names. Please note that the AXA Moderate Allocation Portfolio is one of the AXA Allocation portfolios.

    In addition to the AXA Moderate Allocation Portfolio, we anticipate making available four other AXA Allocation variable investment options described below on or about October 13, 2003, subject to regulatory approval. The AXA Allocation variable investment options invest in corresponding portfolios of the AXA Premier VIP Trust. Each AXA Allocation portfolio will invest in shares of other portfolios of the EQ Advisors Trust and AXA Premier VIP Trust (the "underlying portfolios"). Therefore, each AXA Allocation portfolio will, in addition to its own expenses such as management fees, bear its pro rata share of the fees and expenses incurred by the underlying portfolios and the investment return of each AXA Allocation portfolio will be reduced by the underlying portfolios` expenses. The anticipated range of expenses expected to be incurred in connection with each AXA Allocation portfolio's investments in underlying portfolios is set forth in the AXA Premier VIP Trust Prospectus.

2. All references in the Prospectuses to the EQ/Aggressive Stock, EQ/High Yield and EQ/Balanced portfolios are changed to the AXA Premier VIP Aggressive Equity Portfolio, AXA Premier VIP High Yield Portfolio and the AXA Moderate Allocation Portfolio, respectively.

3. In "Contract features and benefits" under "Portfolios of the Trusts," the following information (reflecting the changes described in (1) above) regarding the AXA Premier VIP Aggressive Equity (formerly EQ/Aggressive Stock), AXA Premier VIP High Yield (formerly EQ/High Yield) and AXA Moderate Allocation (formerly EQ/Balanced) replaces the information in the chart with respect to such portfolios. In addition, in the same section, the following information (reflecting Adviser changes) regarding the AXA Premier VIP Small/Mid Cap Growth and AXA Premier VIP International Equity portfolios replaces the information in the chart with respect to such portfolios. The information below regarding the remaining four AXA Allocation portfolios is added to the chart under "Portfolios of the Trusts":


                                                                          x00591

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
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AXA Premier VIP Trust
Portfolio Name                      Objective                                          Adviser*
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Aggressive Equity   Seeks to achieve long-term growth of capital       o Alliance Capital Management L.P.
 (formerly EQ/Aggressive Stock)                                                        o MFS Investment Management
                                                                                       o Marsico Capital Management, LLC
                                                                                       o Provident Investment Counsel, Inc.
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AXA Premier VIP High Yield          Seeks to achieve high total return through a       o Alliance Capital Management L.P.
 (formerly EQ/High Yield)           combination of current income and capital          o Pacific Investment Management Company LLC
                                    appreciation                                         (PIMCO)
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AXA Moderate Allocation             Seeks long-term capital appreciation and           o Equitable Life
 (formerly EQ/Balanced)             current income
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AXA Premier VIP Small/Mid Cap       Seeks long-term growth of capital                  o Alliance Capital Management L.P.
 Growth                                                                                o Provident Investment Counsel, Inc.
                                                                                       o Franklin Advisers, Inc.
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AXA Premier VIP International       Seeks long-term growth of capital                  o Alliance Capital Management L.P., through
 Equity                                                                                  its Bernstein Investment Research and
                                                                                         Management Unit
                                                                                       o Bank of Ireland Asset Management (U.S.)
                                                                                         Limited
                                                                                       o Marsico Capital Management, LLC
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AXA Aggressive Allocation           Seeks long-term capital appreciation               o Equitable Life
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AXA Conservative Allocation         Seeks a high level of current income               o Equitable Life
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AXA Conservative-Plus Allocation    Seeks current income and growth of capital,        o Equitable Life
                                    with a greater emphasis on current income
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AXA Moderate-Plus Allocation        Seeks long-term capital appreciation and current   o Equitable Life
                                    income with a greater emphasis on capital
                                    appreciation
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

* Equitable Life serves as the investment manager for each portfolio. The Advisers indicated are those that make the investment decisions for each Portfolio.

B. FEE TABLE INFORMATION

The following is added to the fee table information under "Investment Portfolios" in the May 1, 2003 Prospectus Supplement:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                        Fee Waivers
AXA Premier VIP       Management                                        Total Annual    and/or Expense       Net Total Annual
Portfolio Name        fees(1)       12b-1 fees    Other Expenses(2)     Expenses        Reimbursements(3)    Expenses
------------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive        0.10%         0.00%         0.25%                 0.35%           (0.25%)              0.10%
 Allocation
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AXA Conservative      0.10%         0.00%         0.25%                 0.35%           (0.25%)              0.10%
 Allocation
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AXA                   0.10%         0.00%         0.25%                 0.35%           (0.25%)              0.10%
 Conservative-
 Plus Allocation
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AXA Moderate          0.10%         0.00%         0.25%                 0.35%           (0.25%)              0.10%
 Allocation
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AXA Moderate-Plus     0.10%         0.00%         0.25%                 0.35%           (0.25%)              0.10%
 Allocation
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

------------------------------------------------------------------------------------------------------------------------------------
                                                                                        Fee Waivers
AXA Premier VIP       Management                                        Total Annual    and/or Expense       Net Total Annual
Portfolio Name        fees(1)       12b-1 fees    Other Expenses(2)     Expenses        Reimbursements(3)    Expenses
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP       0.63%         0.00%         0.21%                 0.84%           --                   0.84%
 Aggressive
 Equity
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AXA Premier VIP       0.60%         0.00%         0.22%                 0.82%           --                   0.82%
 High Yield
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

(1) The management fees for each Portfolio cannot be increased without a vote of each Portfolio`s shareholders.
(2) The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses.
(3) Equitable Life, the manager of the AXA Premier VIP Trust, has entered into an Expense Limitation Agreement with respect to certain portfolios, which is effective through April 30, 2004. Under this Agreement, Equitable Life has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits such Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures, extraordinary expenses and 12b-1 fees) to not more than specified amounts.

C. EXTENSION OF LIMITED OPPORTUNITY FOR UNRESTRICTED TRANSFERS FROM THE GUARANTEED INTEREST OPTION

Your policy permits you to transfer a limited amount of your policy's account value out of the guaranteed interest option during the period beginning 30 days before and ending 60 days after a policy anniversary ("the GIO Transfer Period"). See "Transferring your money among our investment options - Transfers you can make" (or other applicable section regarding transfers) in your Prospectus.

The following is added as the last sentence of such applicable section: From March 1, 2003 through March 31, 2004, we are relaxing our policy rules so that, beginning on the business day after the Allocation Date and thereafter (through March 31, 2004), you may transfer any amount of unloaned policy account value out of the guaranteed interest option to any other investment option whether or not you are within the GIO Transfer Period. Your written transfer request must be received in our Administrative Office by March 31, 2004, in order to take advantage of this unrestricted transfer opportunity. Please note that this offer does not apply to any amounts that we are holding as collateral for a policy loan or as "restricted" amounts as a result of your election to receive a living benefit. Additionally, depending on your policy, there may be a charge for making this transfer. Your Prospectus will specify if your policy imposes a charge for this transfer.

            The Equitable Life Assurance Society of the United States
                           1290 Avenue of the Americas
                               New York, NY 10104
                                 (212) 554-1234

    Copyright 2003. The Equitable Life Assurance Society of the United States
                              All Rights reserved.
 IL Protector(R), Incentive Life(SM), Survivorship 2000(SM), and Incentive Life
             Plus(R) are registered servicemarks or servicemarks of The Equitable Life Assurance Society of the United States.

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